PROHIBITED TRANSACTIONS (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Enpro Inc. Retirement Savings Plan [Member]
SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS [Abstract]
Remittances of participant contributions and loan repayments that were in excess of the time period described by the Department of Labor's Rules and Regulations	$ 333,487